Schedule of Investments (unaudited)
May 31, 2026
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 Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 84.0%
Communication Services — 12.7%
Diversified Telecommunication Services — 5.8%
AT&T Inc., Senior Notes	2.250%	2/1/32	$1,360,000	$1,188,647
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	355,995
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,767
AT&T Inc., Senior Notes	5.550%	8/15/41	240,000	234,953
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	287,437
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	410,306
AT&T Inc., Senior Notes	3.800%	12/1/57	6,730,000	4,576,655
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	490,000	436,058
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	688,641
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	640,000	583,742
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,284,000	1,127,836
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	1,890,000	1,839,066
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	130,000	124,033
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,204,000	1,172,028
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,160,000	1,153,707
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,600,000	1,143,028
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	10,000	6,187
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	2,360,000	1,662,393
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	1,230,000	913,701
Total Diversified Telecommunication Services				17,914,180
Entertainment — 0.3%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	102,000	101,501
Discovery Global Holdings Inc., Senior Notes	4.054%	3/15/29	270,000	269,282
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	494,000	446,452
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	95,387
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	125,000	85,469
Total Entertainment				998,091
Media — 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	910,000	909,819
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	499,507
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,620,000	1,444,546
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	200,392
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	370,022
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	734,697
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,150,000	1,655,460
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	910,000	675,756
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	$1,270,000	$807,512
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	90,000	69,092
Comcast Corp., Senior Notes	4.250%	10/15/30	1,040,000	1,027,880
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	7,497
Comcast Corp., Senior Notes	3.969%	11/1/47	600,000	444,948
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	913,842
Comcast Corp., Senior Notes	2.887%	11/1/51	1,180,000	689,253
Comcast Corp., Senior Notes	2.937%	11/1/56	1,194,000	670,169
Fox Corp., Senior Notes	5.576%	1/25/49	920,000	868,923
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	50,000	49,972
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,510,000	1,576,800
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,150,000	1,034,748
Total Media				14,650,835
Wireless Telecommunication Services — 1.8%
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	491,594
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,000,000	1,895,455
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	1,690,000	1,489,807
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	239,821
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,390,000	1,033,518
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	680,000	450,528
Total Wireless Telecommunication Services				5,600,723

Total Communication Services				39,163,829
Consumer Discretionary — 3.1%
Automobiles — 0.5%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	376,675
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	209,772
General Motors Co., Senior Notes	6.250%	10/2/43	660,000	665,666
General Motors Co., Senior Notes	5.200%	4/1/45	260,000	231,581
Total Automobiles				1,483,694
Broadline Retail — 1.0%
Amazon.com Inc., Senior Notes	3.100%	5/12/51	3,930,000	2,588,355
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,100,000	609,160
Total Broadline Retail				3,197,515
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp., Senior Notes	3.625%	9/1/49	2,510,000	1,826,630
Sands China Ltd., Senior Notes	2.300%	3/8/27	950,000	934,780
Sands China Ltd., Senior Notes	2.850%	3/8/29	570,000	543,144
Total Hotels, Restaurants & Leisure				3,304,554
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	4.950%	9/15/52	1,930,000	1,735,393

Total Consumer Discretionary				9,721,156
Consumer Staples — 2.3%
Tobacco — 2.3%
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	740,174
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Altria Group Inc., Senior Notes	3.400%	2/4/41	$920,000	$701,874
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,550,000	1,774,619
BAT Capital Corp., Senior Notes	7.750%	10/19/32	2,430,000	2,785,656
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,130,000	1,113,573

Total Consumer Staples				7,115,896
Energy — 13.8%
Oil, Gas & Consumable Fuels — 13.8%
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	2,660,000	1,705,583
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	650,000	593,984 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	886,000	773,302 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	70,000	71,474 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	750,000	741,922
Devon Energy Corp., Senior Notes	4.750%	5/15/42	660,000	590,865
Devon Energy Corp., Senior Notes	5.000%	6/15/45	680,000	612,370
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	450,000	421,685
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,250,000	3,094,650
Energy Transfer LP, Senior Notes	5.250%	4/15/29	180,000	183,185
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,550,000	1,497,901
Energy Transfer LP, Senior Notes	6.250%	4/15/49	200,000	200,587
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	1,280,000	1,206,873
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	154,649
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,620,000	1,617,778 (b)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,420,000	3,076,833
EQT Corp., Senior Notes	7.000%	2/1/30	2,250,000	2,402,394
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	530,000	442,173
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,750,000	1,468,058
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,960,000	4,744,139 (a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	520,000	516,776
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	669,331
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	227,862
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	217,343
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	830,000	685,635
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	2,290,000	1,767,810
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	2,130,000	2,022,084 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,480,000	1,399,920
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,420,000	1,201,142 (a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	920,642
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	307,000	258,747
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	880,000	781,833
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	880,000	610,534
Targa Resources Corp., Senior Notes	6.250%	7/1/52	250,000	255,655
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	149,926
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,600,000	1,501,894 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	503,376
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	$1,130,000	$866,985
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,610,000	1,566,077
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	120,000	104,886
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	10,000	11,906
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	970,000	891,930

Total Energy				42,732,699
Financials — 26.1%
Banks — 16.5%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	600,000	598,373 (b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,050,000	987,333
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	7,280,000	6,491,202 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	2,840,000	2,568,626 (b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	2,820,000	2,710,317 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,330,000	1,334,542 (b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	2,910,000	2,735,554 (a)(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	910,000	1,138,756
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	680,000	625,648 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	6,760,000	6,734,982 (b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	1,070,000	1,007,200 (a)(b)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	2,220,000	2,169,170 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,640,000	1,514,391 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,120,000	748,171 (b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	297,280 (b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	1,610,000	1,290,128 (b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	6,445,000	6,459,000 (b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	430,000	395,806
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	430,000	402,351 (b)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	1,100,000	1,110,256 (b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	500,000	463,883 (a)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	281,853 (b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	5,657,000	4,773,812 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	2,140,000	2,202,127 (b)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,010,000	860,127
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	$1,220,000	$1,068,710
Total Banks				50,969,598
Capital Markets — 6.1%
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,520,000	1,343,537
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,120,000	809,500 (b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	1,810,000	1,392,788 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	880,000	873,854 (b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	900,000	984,589
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	880,000	804,775
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,310,000	1,219,734 (b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	5,460,000	5,847,188 (b)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	1,970,000	1,874,568 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,660,000	3,575,327 (a)(b)
Total Capital Markets				18,725,860
Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	670,000	645,626
Mastercard Inc., Senior Notes	3.650%	6/1/49	7,960,000	5,996,270
Total Financial Services				6,641,896
Insurance — 1.3%
MetLife Inc., Senior Notes	4.050%	3/1/45	30,000	24,616
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	5,070,000	4,091,414 (a)
Total Insurance				4,116,030
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	90,000	81,589 (a)

Total Financials				80,534,973
Health Care — 9.0%
Biotechnology — 2.9%
AbbVie Inc., Senior Notes	3.200%	11/21/29	700,000	672,321
AbbVie Inc., Senior Notes	4.400%	11/6/42	4,050,000	3,578,238
AbbVie Inc., Senior Notes	4.875%	11/14/48	3,630,000	3,271,781
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,640,000	1,478,111
Total Biotechnology				9,000,451
Health Care Providers & Services — 5.2%
Cigna Group, Senior Notes	4.800%	8/15/38	500,000	474,234
Cigna Group, Senior Notes	3.400%	3/15/50	4,870,000	3,376,167
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	515,623
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,000,000	1,800,363
Elevance Health Inc., Senior Notes	4.100%	5/15/32	2,540,000	2,445,801
Humana Inc., Senior Notes	2.150%	2/3/32	1,100,000	954,045
Humana Inc., Senior Notes	4.950%	10/1/44	1,050,000	910,132
Humana Inc., Senior Notes	4.800%	3/15/47	1,750,000	1,448,279
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	740,000	721,246
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	$80,000	$71,177
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	850,115
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,340,000	1,346,841
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,750,000	1,065,900
Total Health Care Providers & Services				15,979,923
Pharmaceuticals — 0.9%
Pfizer Inc., Senior Notes	2.550%	5/28/40	1,640,000	1,195,968
Pfizer Inc., Senior Notes	4.000%	3/15/49	2,170,000	1,718,780
Total Pharmaceuticals				2,914,748

Total Health Care				27,895,122
Industrials — 4.9%
Aerospace & Defense — 3.8%
Boeing Co., Senior Notes	3.250%	2/1/35	1,510,000	1,316,604
Boeing Co., Senior Notes	5.705%	5/1/40	570,000	581,381
Boeing Co., Senior Notes	3.750%	2/1/50	230,000	168,187
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	560,000	543,059
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	1,490,000	1,450,371
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	6,580,000	5,179,231
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	2,170,000	1,728,130
RTX Corp., Senior Notes	4.050%	5/4/47	740,000	590,360
Total Aerospace & Defense				11,557,323
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	260,000	243,441
Ground Transportation — 1.0%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	1,450,000	1,223,780
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,890,000	1,365,798
Union Pacific Corp., Senior Notes	3.750%	2/5/70	920,000	628,067
Total Ground Transportation				3,217,645

Total Industrials				15,018,409
Information Technology — 3.1%
IT Services — 1.2%
Visa Inc., Senior Notes	4.300%	12/14/45	4,375,000	3,774,259
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	189,000	185,673
Broadcom Inc., Senior Notes	3.137%	11/15/35	940,000	801,061 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	75,322 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	769,000	747,527 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,240,000	1,032,801
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	514,720
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	560,000	534,432
Total Semiconductors & Semiconductor Equipment				3,891,536
Software — 0.6%
Oracle Corp., Senior Notes	3.250%	5/15/30	1,910,000	1,783,104

Total Information Technology				9,448,899
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 3.2%
Metals & Mining — 1.8%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	$2,500,000	$2,431,109
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,260,000	3,110,472
Total Metals & Mining				5,541,581
Paper & Forest Products — 1.4%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	1,740,000	1,514,333 (a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,670,000	2,731,405
Total Paper & Forest Products				4,245,738

Total Materials				9,787,319
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	200,000	169,194 (a)

Utilities — 5.7%
Electric Utilities — 5.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	2,145,711 (a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	220,000	150,229
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,870,000	5,094,983
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	1,581,000	1,246,563
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	980,000	952,970
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	190,000	127,127
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	4,000,000	3,025,239 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	7,080,000	4,993,630 (a)

Total Utilities				17,736,452
Total Corporate Bonds & Notes (Cost — $271,336,912)				259,323,948
Sovereign Bonds — 5.2%
Israel — 0.6%

Israel Government International Bond, Senior Notes	4.125%	1/17/48	2,440,000	1,888,263
Kazakhstan — 0.7%

Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	2,130,000	1,959,080 (a)
Mexico — 3.9%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	16,780,000	12,052,235

Total Sovereign Bonds (Cost — $15,973,611)				15,899,578
Asset-Backed Securities — 4.7%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.880%	4/17/38	6,500,000	6,514,622 (a)(b)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.010%	7/11/47	3,450,000	3,452,748 (a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	4.937%	4/20/31	220,729	220,835 (a)(b)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.915%	3/28/38	2,360,000	2,365,363 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.895%	10/20/38	2,000,000	2,002,853 (a)(b)

Total Asset-Backed Securities (Cost — $14,521,431)				14,556,421
U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Bonds	4.750%	2/15/45	90,000	87,660
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	746,034
U.S. Treasury Bonds	1.375%	8/15/50	10,000	4,853
U.S. Treasury Bonds	4.000%	11/15/52	10,000	8,494
U.S. Treasury Bonds	4.625%	5/15/54	140,000	132,024
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.000%	2/28/30	$30,000	$29,902

Total U.S. Government & Agency Obligations (Cost — $1,333,375)				1,008,967
Total Investments — 94.2% (Cost — $303,165,329)				290,788,914
Other Assets in Excess of Liabilities — 5.8%				17,894,444
Total Net Assets — 100.0%				$308,683,358

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At May 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	210	9/26	$43,315,782	$43,378,125	$62,343
U.S. Treasury 5-Year Notes	375	9/26	40,055,572	40,204,103	148,531
U.S. Treasury Long-Term Bonds	451	9/26	50,051,769	50,610,656	558,887
U.S. Treasury Ultra 10-Year Notes	38	9/26	4,215,621	4,258,969	43,348
					813,109
Contracts to Sell:
U.S. Treasury 10-Year Notes	424	9/26	46,215,403	46,567,127	(351,724)
U.S. Treasury Ultra Long-Term Bonds	284	9/26	31,995,690	32,491,375	(495,685)
					(847,409)
Net unrealized depreciation on open futures contracts					$(34,300)
At May 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$614,439,000	6/20/31	1.000% quarterly	$13,769,863	$10,059,480	$3,710,383

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

 Western Asset SMASh Series C Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series C Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series C Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$259,323,948	—	$259,323,948
Sovereign Bonds	—	15,899,578	—	15,899,578
Asset-Backed Securities	—	14,556,421	—	14,556,421
U.S. Government & Agency Obligations	—	1,008,967	—	1,008,967
Total Investments	—	$290,788,914	—	$290,788,914
Other Financial Instruments:
Futures Contracts††	$813,109	—	—	$813,109
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$3,710,383	—	3,710,383
Total Other Financial Instruments	$813,109	$3,710,383	—	$4,523,492
Total	$813,109	$294,499,297	—	$295,312,406
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$847,409	—	—	$847,409

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series C Fund 2026 Quarterly Report